Offsets	Apr. 09, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Equitable Financial Life Insurance Co
Form or Filing Type	S-1
File Number	333-284947
Initial Filing Date	Apr. 22, 2025
Fee Offset Claimed	$ 36,360.52
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Interests in Market Stabilizer Option
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 239,389,395.00
Termination / Withdrawal Statement	The unsold securities are deemed deregistered upon effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Equitable Financial Life Insurance Co
Form or Filing Type	S-1
File Number	333-284947
Filing Date	Apr. 22, 2025
Fee Paid with Fee Offset Source	$ 36,360.52